(Delaware VIP® Diversified Income Series - Service) | (Delaware VIP® Diversified Income Series)
What is the Series' investment objective?
Delaware VIP Diversified Income Series seeks maximum long-term total return, consistent with reasonable risk.
What are the Series' fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Delaware VIP® Diversified Income Series)	Service Class
Management fees	0.58%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.09%
Total annual series operating expenses	0.97%
Fee waivers	(0.05%)	[1]
Total annual series operating expenses after fee waivers	0.92%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2016 through May 1, 2017. This waiver may be terminated only by agreement of the Distributor and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Distributor's expense waiver for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Delaware VIP® Diversified Income Series)	1 Year	3 Years	5 Years	10 Years
Service Class | | USD ($)	94	304	531	1,185

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 250% of the average value of its portfolio.

What are the Series' principal investment strategies?

The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Series' investment manager, Delaware Management Company (Manager), will determine how much of the Series to allocate to each of the four sectors, based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Series' assets as deemed necessary.

Under normal circumstances, between 5% and 50% of the Series' total assets will be allocated to the U.S. high yield sector. The Series' investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Series' total assets. The Series will limit its investments in foreign securities to no more than 50% of its total assets, but total non-U.S.-dollar currency will be limited, in the aggregate, to 25% of its net assets. The Series will hedge its foreign currency exposure by entering into forward foreign currency contracts.

The Series may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, or for a pending investment. The Series may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective.

The Series' 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to a series if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect series performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware VIP® Diversified Income Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/vip/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class's highest quarterly return was 10.74% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.11% for the quarter ended Sept. 30, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - (Delaware VIP® Diversified Income Series) -	1 Year	5 Years	10 Years
Service Class	(1.34%)	2.98%	5.69%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%